CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Dec. 31, 2011	$ (4,661)	$ 2,000	$ 8,000	$ (14,661)
Beginning balance, shares at Dec. 31, 2011		20,000,000
Capital contributions - founders	4,300		4,300
Issuance of common stock for cash, value	158,000	64	157,936
Issuance of common stock for cash, shares		632,000
Issuance of common stock for services, value	30,000	12	29,988
Issuance of common stock for services, shares		120,000
Net loss	(194,215)			(194,215)
Ending balance, value at Dec. 31, 2012	(6,576)	2,076	200,224	(208,876)
Ending balance, shares at Dec. 31, 2012		20,752,000
Exercise of common stock purchase warrants, value	300,000	30	299,970
Exercise of common stock purchase warrants, shares		300,000
Issuance of common stock and warrants for cash, net of fees, value	588,780	44	588,736
Issuance of common stock and warrants for cash, net of fees, shares		443,063
Issuance of common stock for cash, value	51,000	20	50,980
Issuance of common stock for cash, shares		204,000
Issuance of common stock for services, value	311,240	38	311,202
Issuance of common stock for services, shares		377,222
Retirement of common stock by officers, value		(14)	14
Retirement of common stock by officers, shares		(138,463)
Issuance of warrants in connection with offering	(1,531,303)		(1,531,303)
Net loss	(1,544,534)			(1,544,534)
Ending balance, value at Dec. 31, 2013	$ (1,831,393)	$ 2,194	$ (80,177)	$ (1,753,410)
Ending balance, shares at Dec. 31, 2013		21,937,822